CASH, CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
3.	CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash, cash equivalents and restricted cash reported within the accompanying consolidated statements of cash flows consisted of the following:

	December 31,
	2023	2022
Cash	$44,309	$54,340
Cash equivalents	183,731	455,183

Total cash and cash equivalents	228,040	509,523
Non-current portion of restricted cash	130	130

Total cash, cash equivalents and restricted cash	$228,170	$509,653